Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows - operating activities
Net earnings	$ 15,345		$ 13,355		$ 13,864
Less net earnings (loss) attributable to noncontrolling interests	112		298		223
Net earnings attributable to GE common shareowners for per-share calculation, Basic	15,233		13,057		13,641
(Earnings) loss from discontinued operations, net of taxes	(891)		395		175
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	8,957		9,367		8,650
Earnings from continuing operations retained by GECC(b)	0		0		0
Deferred income taxes	(1,313)		(3,321)		(868)
Decrease (increase) in GE current receivables	(1,913)		(485)		(879)
Increase (Decrease) in Inventories	(872)		(1,368)		(1,274)
Increase (decrease) in accounts payable	364		568		(465)
Increase (decrease) in GE progress collections	(515)		1,893		(920)
Provision for losses on GECC financing receivables	4,079		4,790		3,760
All other operating activities	5,094		4,186		7,133
Cash from (used for) operating activities - continuing operations	28,223		29,082		28,953
Cash from (used for) operating activities - discontinued operations	(513)		(503)		2,378
Cash from (used for) operating activities	27,710		28,579		31,331
Cash flows - investing activities
Additions to property, plant and equipment	(13,727)		(13,458)		(15,116)
Dispositions of property, plant and equipment	6,216		5,881		6,184
Net decrease (increase) in GECC financing receivables	(3,252)		2,060		2,415
Proceeds from sales of discontinued operations	232		528		227
Proceeds from principal business dispositions	2,950		3,324		1,213
Proceeds from sale of equity interest in NBCU LLC	0		16,699		0
Net cash from (payments for) principal businesses purchased	(2,639)		(1,642)		(1,456)
Payments for proceeds from other investing activities	4,499		14,587		19,331
Cash from (used for) investing activities - continuing operations	(5,721)		27,979		12,798
Cash from (used for) investing activities - discontinued operations	691		1,138		(1,496)
Cash from (used for) investing activities	(5,030)		29,117		11,302
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	(6,112)		(14,230)		(2,191)
Net increase (decrease) in bank deposits	13,286		2,197		2,450
Newly issued debt (maturities longer than 90 days)	36,933		44,779		63,820
Repayments and other reductions (maturities longer than 90 days)	(52,540)		(60,172)		(103,942)
Proceeds from issuance of preferred stock	0		990		3,960
Net dispositions (purchases) of GE shares for treasury	(1,218)		(9,278)		(4,164)
Dividends paid to shareowners	(8,851)		(7,821)		(7,189)
Proceeds from initial public offering of Synchrony Financial	2,842		0		0
All other financing activities	(1,065)		(1,424)		(2,957)
Cash from (used for) financing activities - continuing operations	(16,725)		(44,959)		(50,213)
Cash from (used for) financing activities - discontinued operations	(233)		(614)		(861)
Cash from (used for) financing activities	(16,958)		(45,573)		(51,074)
Effect of currency exchange rate changes on cash and equivalents	(3,492)		(795)		1,278
Increase (decrease) in cash and equivalents	2,230		11,328		(7,163)
Cash and equivalents at beginning of year	88,787		77,459		84,622
Cash and equivalents at end of year	91,017		88,787		77,459
Less cash and equivalents of discontinued operations at December 31	320		376		355
Cash and equivalents of continuing operations at end of year	90,697		88,411		77,104
Cash paid during the year for interest	(9,560)		(8,988)		(12,717)
Cash recovered (paid) during the year for income taxes	(2,955)		(2,487)		(3,237)
GE
Cash flows - operating activities
Net earnings	15,183	[1]	13,302	[1]	13,801	[1]
Less net earnings (loss) attributable to noncontrolling interests	(50)	[1]	245	[1]	160	[1]
Net earnings attributable to GE common shareowners for per-share calculation, Basic	15,233	[1]	13,057	[1]	13,641	[1]
(Earnings) loss from discontinued operations, net of taxes	(891)	[1]	395	[1]	175	[1]
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	2,508		2,449		2,291
Earnings from continuing operations retained by GECC(b)	(3,338)		(548)		111
Deferred income taxes	(476)		(2,571)		(294)
Decrease (increase) in GE current receivables	(473)		(1,432)		1,105
Increase (Decrease) in Inventories	(877)		(1,351)		(1,204)
Increase (decrease) in accounts payable	884		809		158
Increase (decrease) in GE progress collections	(528)		1,919		(920)
Provision for losses on GECC financing receivables	0	[1]	0	[1]	0	[1]
All other operating activities	3,129		1,528		2,985
Cash from (used for) operating activities - continuing operations	15,171		14,255		17,826
Cash from (used for) operating activities - discontinued operations	(2)		(2)		0
Cash from (used for) operating activities	15,169		14,253		17,826
Cash flows - investing activities
Additions to property, plant and equipment	(3,970)		(3,680)		(3,937)
Dispositions of property, plant and equipment	0		0		0
Net decrease (increase) in GECC financing receivables	0		0		0
Proceeds from sales of discontinued operations	0		0		0
Proceeds from principal business dispositions	602		1,316		540
Proceeds from sale of equity interest in NBCU LLC	0		16,699		0
Net cash from (payments for) principal businesses purchased	(2,091)		(8,026)		1,456
Payments for proceeds from other investing activities	(447)		(1,488)		(564)
Cash from (used for) investing activities - continuing operations	(5,906)		4,821		(5,417)
Cash from (used for) investing activities - discontinued operations	2		2		0
Cash from (used for) investing activities	(5,904)		4,823		(5,417)
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	243		949		(890)
Net increase (decrease) in bank deposits	0		0		0
Newly issued debt (maturities longer than 90 days)	3,084		512		6,961
Repayments and other reductions (maturities longer than 90 days)	(323)		(5,032)		(34)
Proceeds from issuance of preferred stock	0		0		0
Net dispositions (purchases) of GE shares for treasury	(1,218)		(9,278)		(4,164)
Dividends paid to shareowners	(8,851)		(7,821)		(7,189)
Proceeds from initial public offering of Synchrony Financial	0		0		0
All other financing activities	346		(211)		32
Cash from (used for) financing activities - continuing operations	(6,719)		(20,881)		(5,284)
Cash from (used for) financing activities - discontinued operations	0		0		0
Cash from (used for) financing activities	(6,719)		(20,881)		(5,284)
Effect of currency exchange rate changes on cash and equivalents	(312)		(22)		2
Increase (decrease) in cash and equivalents	2,234		(1,827)		7,127
Cash and equivalents at beginning of year	13,682		15,509		8,382
Cash and equivalents at end of year	15,916		13,682		15,509
Less cash and equivalents of discontinued operations at December 31	0		0		0
Cash and equivalents of continuing operations at end of year	15,916		13,682		15,509
Cash paid during the year for interest	(1,215)		(1,132)		(1,182)
Cash recovered (paid) during the year for income taxes	(1,337)		(4,753)		(2,987)
GECC
Cash flows - operating activities
Net earnings	7,396	[1]	6,257	[1]	6,278	[1]
Less net earnings (loss) attributable to noncontrolling interests	162	[1]	53	[1]	63	[1]
Net earnings attributable to GE common shareowners for per-share calculation, Basic	7,234	[1]	6,204	[1]	6,215	[1]
(Earnings) loss from discontinued operations, net of taxes	(896)	[1]	329	[1]	322	[1]
Adjustments to reconcile net earnings attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	6,533		6,918		6,359
Earnings from continuing operations retained by GECC(b)	0		0		0
Deferred income taxes	(837)		(750)		(574)
Decrease (increase) in GE current receivables	0		0		0
Increase (Decrease) in Inventories	27		33		(27)
Increase (decrease) in accounts payable	57		281		(908)
Increase (decrease) in GE progress collections	0		0		0
Provision for losses on GECC financing receivables	4,079	[1]	4,790	[1]	3,760	[1]
All other operating activities	2,259		2,110		4,522
Cash from (used for) operating activities - continuing operations	18,456		19,915		19,669
Cash from (used for) operating activities - discontinued operations	(511)		(501)		2,378
Cash from (used for) operating activities	17,945		19,414		22,047
Cash flows - investing activities
Additions to property, plant and equipment	(10,410)		(9,978)		(11,876)
Dispositions of property, plant and equipment	6,238		5,881		6,184
Net decrease (increase) in GECC financing receivables	(4,674)		2,934		926
Proceeds from sales of discontinued operations	232		528		227
Proceeds from principal business dispositions	2,320		1,983		458
Proceeds from sale of equity interest in NBCU LLC	0		0		0
Net cash from (payments for) principal businesses purchased	(548)		6,384		0
Payments for proceeds from other investing activities	5,049		14,934		19,968
Cash from (used for) investing activities - continuing operations	(1,793)		22,666		15,887
Cash from (used for) investing activities - discontinued operations	689		1,136		(1,496)
Cash from (used for) investing activities	(1,104)		23,802		14,391
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	(6,781)		(13,892)		(1,361)
Net increase (decrease) in bank deposits	13,286		2,197		2,450
Newly issued debt (maturities longer than 90 days)	33,849		44,275		56,642
Repayments and other reductions (maturities longer than 90 days)	(52,217)		(55,140)		(103,908)
Proceeds from issuance of preferred stock	0		990		3,960
Net dispositions (purchases) of GE shares for treasury	0		0		0
Dividends paid to shareowners	(3,322)		(6,283)		(6,549)
Proceeds from initial public offering of Synchrony Financial	2,842		0		0
All other financing activities	(1,089)		(915)		(2,866)
Cash from (used for) financing activities - continuing operations	(13,432)		(28,768)		(51,632)
Cash from (used for) financing activities - discontinued operations	(233)		(614)		(861)
Cash from (used for) financing activities	(13,665)		(29,382)		(52,493)
Effect of currency exchange rate changes on cash and equivalents	(3,180)		(773)		1,276
Increase (decrease) in cash and equivalents	(4)		13,061		(14,779)
Cash and equivalents at beginning of year	75,105		62,044		76,823
Cash and equivalents at end of year	75,101		75,105		62,044
Less cash and equivalents of discontinued operations at December 31	320		376		355
Cash and equivalents of continuing operations at end of year	74,781		74,729		61,689
Cash paid during the year for interest	(8,910)		(8,146)		(12,172)
Cash recovered (paid) during the year for income taxes	(1,618)		2,266		(250)
Synchrony
Cash flows - financing activities
Proceeds from initial public offering of Synchrony Financial	$ 2,842		$ 0		$ 0

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.